Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Costs

The following table sets forth information about the Company’s lease costs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Operating lease cost	$21,195	$18,278
Short-term lease cost	1,685	768
Finance lease cost:
Amortization of right-of-use assets	743	—
Interest on lease liabilities	303	—
Total lease costs	$23,926	$19,046

The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$14,866	$48,807
Finance lease liabilities	$16,039	$—

Supplemental balance sheet information related to the leases is as follows:

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.09 years	8.52 years
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4.83 years	0 years
Weighted-average discount rate – finance leases	8.23%	—%

Schedule of Future Minimum Lease Payments

The Company’s future lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$19,739
2026	17,455
2027	12,714
2028	6,451
2029	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$70,228

Schedule of Finance Lease Payments

The Company’s future lease payments under finance leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	—
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$6,990